Others, net (Tables)	12 Months Ended
Dec. 31, 2014
Others, net
Schedule of Group's other income or expenses

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Government financial incentives	39,993,581	37,707,497	26,052,170
Exchange gains	3,334,352	6,677,643	27,182,781
Expired game prepaid cards	4,428,309	1,555,307	1,656,035
PRC IIT refunds	6,373,716	1,873,323	3,045,780
Rental income	5,230,480	13,744,791	28,041,990
Platform service fees	—	21,467,065	17,193,261
Others	915,622	654,708	(2,683,895)

Total	60,276,060	83,680,334	100,488,122